                                                                   American Life


                             SEPARATE ACCOUNT NO. 3

                                 ANNUAL REPORT

                                       &

                             THE ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                                TCI GROWTH FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

             FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

                FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    ASSET MANAGER AND CONTRAFUND PORTFOLIOS

                               DECEMBER 31, 1996

   This report is not to be construed as an offering for sale of any Variable
                            Product. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 3
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

Dear Policyholder:

  We are pleased to send you the 1996 Annual Report of American Life's Separate Account No. 3. This account is an investment vehicle for participants in our Variable Universal Life policies. The Account commenced operations in late 1994. Separate Account No. 3 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund: The Scudder Bond, Capital Growth and International Funds; the TCI Growth Fund of TCI Portfolios, Inc.; Calvert Responsibly Invested Balanced Portfolio (formerly Calvert Socially Responsible Series) of Acacia Capital Corporation; and, three portfolios of Fidelity Investments: Equity-Income, Contrafund and Asset Manager Funds.

  Each of the Funds of Separate Account No. 3 owns shares in a similarly named Fund of Mutual of America Investment Corporation, Portfolio of Scudder Variable Life Investment Fund ("Scudder"), Fund of TCI Portfolios, Inc. ("TCI"), Calvert Responsibly Invested Portfolio of Acacia Capital Corporation ("Calvert"), Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II ("Fidelity"). The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding Funds or Portfolios, respectively, of the Investment Company, Scudder, TCI, Calvert and Fidelity.

  The Separate Account Funds invest in Funds and Portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that to the extent practical corresponds to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation.)

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund (the "Aggressive Growth Portfolio") is to achieve capital appreciation by investing in companies believed to

                                       I
possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund (the "Aggressive Value Portfolio") is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks, and consistent with its objective, may invest in preferred stocks, debt securities and foreign securities.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term capital growth through investing primarily in diversified holdings of marketable foreign equity investments in companies, wherever organized, that do business primarily outside the United States and which are listed on foreign exchanges.

  THE TCI GROWTH FUND: This Fund seeks capital growth over time by investing primarily in common stocks (including securities convertible into common stocks) that are considered by management to have better-than-average prospects for appreciation.

  THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Fund seeks capital growth and a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  THE FIDELITY EQUITY-INCOME PORTFOLIO: Seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. Secondarily, the Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S & P 500 Composite Index.

  THE FIDELITY CONTRAFUND PORTFOLIO: Seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY ASSET MANAGER PORTFOLIO: Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and short-term fixed-income instruments.

  For the year ended December 31, 1996, the following total returns were experienced in these sixteen Separate Account Funds:

     Investment Company Money Market Fund(1)............................ +  3.0%
     Investment Company All America Fund................................ + 18.1%
     Investment Company Equity Index Fund............................... + 20.0%
     Investment Company Bond Fund....................................... +  1.2%
     Investment Company Short-Term Bond Fund............................ +  2.6%
     Investment Company Mid-Term Bond Fund.............................. +  1.5%
     Investment Company Composite Fund.................................. +  9.4%
     Investment Company Aggressive Equity Fund.......................... + 24.4%
     Scudder Bond Fund.................................................. +  0.5%
     Scudder Capital Growth Fund........................................ + 17.5%
     Scudder International Fund......................................... + 12.2%
     TCI Growth Fund.................................................... -  6.3%
     Calvert Responsibly Invested Balanced Fund......................... + 10.1%
     Fidelity Equity-Income Fund........................................ + 11.7%
     Fidelity Contrafund................................................ + 18.6%
     Fidelity Asset Manager Fund........................................ + 12.1%

    -------
    (1) The current seven-day net annualized yield as of 2/18/97 was 3.02% and is not necessarily indicative of future actual yields.

                                      II

  Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective Fund or Portfolio of the Investment Company, Scudder, TCI, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each Fund of Separate Account No. 3. Following this report are the financial statements for each similarly named Fund of the Investment Company, Portfolios of Scudder, Fund of TCI, Portfolio of Calvert and Portfolios of Fidelity Investments.

  I hope you will find this report helpful and informative.

                                      Sincerely,
                                      /s/ Manfred Altstadt
                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                      Chief Financial Officer, The American
                                      Life Insurance Company of New York

                                      III

                                    CONTENTS

                                                                            PAGE
                                                                            ----
ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 3.....................     I
 Statement of Assets and Liabilities......................................    VI
 Statement of Operations..................................................  VIII
 Statements of Changes in Net Assets......................................     X
 Notes to Financial Statements............................................  XIII
 Report of Independent Public Accountants.................................   XVI
ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION.................     1
 President's Message......................................................     1
 Portfolio Management Discussions.........................................     2
 Portfolio of Investments in Securities:
   Money Market Fund......................................................     9
   All America Fund.......................................................    10
   Equity Index Fund......................................................    18
   Bond Fund..............................................................    24
   Short-Term Bond Fund...................................................    27
   Mid-Term Bond Fund.....................................................    29
   Composite Fund.........................................................    31
   Aggressive Equity Fund.................................................    36
 Statement of Assets and Liabilities......................................    40
 Statement of Operations..................................................    41
 Statements of Changes in Net Assets......................................    42
 Financial Highlights.....................................................    44
 Notes to Financial Statements............................................    50
 Report of Independent Public Accountants.................................    55
ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND....................    57
 Letter from the Fund's President.........................................    58
 Portfolio Management Discussions.........................................    59
 Portfolio of Investments, Statement of Assets and Liabilities; Statement
  of Operations; Statements of Changes in Net Assets and Financial
  Highlights:
   Bond Portfolio.........................................................    65
   Capital Growth Portfolio...............................................    72
   International Portfolio................................................    80
 Notes to Financial Statements............................................    90
 Report of Independent Accountants........................................    94
 Tax Information..........................................................    95
ANNUAL REPORT OF TCI GROWTH FUND OF TCI PORTFOLIOS, INC...................    97
 Executive Message, Performance & Portfolio Information...................    98
 Management Q & A.........................................................   100
 Schedule of Investments..................................................   102
 Statement of Assets and Liabilities......................................   104
 Statement of Operations..................................................   105
 Statements of Changes in Net Assets......................................   106
 Notes to Financial Statements............................................   107
 Financial Highlights.....................................................   110
 Independent Accountants Report ..........................................   111
ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF ACACIA
 CAPITAL CORPORATION......................................................   113
 President's Letter.......................................................   114
 Report of Independent Accountants........................................   116
 Portfolio of Investments.................................................   117

                                       IV

                            PAGE
                            ----
 Statement of Assets and
  Liabilities.............. 122
 Statement of Operations... 123
 Statements of Changes in
  Net Assets............... 124
 Notes to Financial
  Statements............... 125
 Financial Highlights...... 127
ANNUAL REPORT OF FIDELITY
 INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND... 129
 Market Environment........ 130
 Equity-Income Portfolio... 131
   Performance and
    Investment Summary;
    Portfolio Manager's
    Overview............... 131
   Investments............. 133
   Financial Statements.... 137
   Notes to Financial
    Statements............. 139
   Report of Independent
    Accountants............ 141
   Distributions........... 142
ANNUAL REPORT OF FIDELITY
 INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND
 II........................ 143
 Market Environment........ 144
 Asset Manager Portfolio... 145
   Performance and
    Investment Summary;
    Portfolio Manager's
    Overview............... 145
   Investments............. 149
   Financial Statements.... 160
   Notes to Financial
    Statements............. 162
   Report of Independent
    Accountants............ 165
   Distributions........... 166
ANNUAL REPORT OF FIDELITY
 INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND
 II........................ 167
 Market Environment........ 168
 Contrafund Portfolio...... 169
   Performance and
    Investment Summary;
    Portfolio Manager's
    Overview............... 169
   Investments............. 171
   Financial Statements.... 180
   Notes to Financial
    Statements............. 182
   Report of Independent
    Accountants............ 184
   Distributions........... 185

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                              INVESTMENT COMPANY
                                 ---------------------------------------------
                                 MONEY MARKET ALL AMERICA EQUITY INDEX  BOND
                                     FUND        FUND         FUND      FUND
                                 ------------ ----------- ------------ -------
Assets:
Investments in Mutual of
 America Investment Corporation
 at market value
 (Cost:
 Money Market Fund --
                    $1,152
 All America Fund --
                  $223,050
 Equity Index Fund --
                   $52,908
 Bond Fund --      $13,975)
 (Notes 1 and 2)...............     $1,109     $233,590     $48,397    $13,244
Due From (To) General Account..       (281)     (18,279)     (2,400)    (4,343)
                                    ------     --------     -------    -------
Net Assets.....................     $  828     $215,311     $45,997    $ 8,901
                                    ======     ========     =======    =======
Unit Value at December 31, 1996
 (Note 5)......................     $ 1.87     $   5.39     $  1.72    $  2.75
                                    ======     ========     =======    =======
Number of Units Outstanding at
 December 31, 1996 (Note 5)....        442       39,912      26,794      3,239
                                    ======     ========     =======    =======

                                               INVESTMENT COMPANY
                                -------------------------------------------------
                                SHORT-TERM MID-TERM  COMPOSITE  AGGRESSIVE EQUITY
                                BOND FUND  BOND FUND   FUND           FUND
                                ---------- --------- ---------  -----------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund --
                        $1,177
 Mid-Term Bond Fund --  $1,177
 Composite Fund --    $166,518
 Aggressive Equity Fund --
                       $88,206)
 (Notes 1 and 2)..............    $1,140    $1,042   $156,090        $80,561
Due From (To) General Account.      (106)     (496)   (54,607)         3,919
                                  ------    ------   --------        -------
Net Assets....................    $1,034    $  546   $101,483        $84,480
                                  ======    ======   ========        =======
Unit Value at December 31,
 1996 (Note 5)................    $ 1.14    $ 1.19   $   3.75        $  1.80
                                  ======    ======   ========        =======
Number of Units Outstanding at
 December 31, 1996 (Note 5)...       908       460     27,055         46,985
                                  ======    ======   ========        =======


   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                  SCUDDER                 TCI      CALVERT
                                       -------------------------------- -------  -----------
                                                CAPITAL                          RESPONSIBLY
                                        BOND     GROWTH   INTERNATIONAL GROWTH    INVESTED
                                        FUND      FUND        FUND       FUND       FUND
                                       -------  --------  ------------- -------  -----------
Assets:
Investments in Scudder Portfolios,
 TCI Growth Fund and Calvert
 Responsibly Invested Portfolio at
 market value
 (Cost:
 Scudder Bond Fund --          $3,010
 Scudder Capital Growth Fund --
                             $137,200
 Scudder International Fund --
                              $73,235
 TCI Growth Fund --           $75,973
 Calvert Responsibly Invested Fund --
   $9,689)
 (Notes 1 and 2).....................  $ 2,506  $121,662     $55,582    $68,815    $ 7,212
Due From (To) General Account........   (1,127)   (9,626)     14,160       (546)    (1,933)
                                       -------  --------     -------    -------    -------
Net Assets...........................  $ 1,379  $112,036     $69,742    $68,269    $ 5,279
                                       =======  ========     =======    =======    =======
Unit Value at December 31, 1996 (Note
 5)..................................  $ 11.48  $  22.11     $ 13.43    $ 11.53    $  2.23
                                       =======  ========     =======    =======    =======
Number of Units Outstanding at
 December 31, 1996 (Note 5)..........      120     5,067       5,193      5,921      2,364
                                       =======  ========     =======    =======    =======

                                                         FIDELITY
                                           ------------------------------------
                                                VIP       VIP II     VIP II
                                           EQUITY-INCOME  CONTRA  ASSET MANAGER
                                               FUND        FUND       FUND
                                           ------------- -------- -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund -- $74,771
 VIP II Contra Fund --    $128,062
 VIP II Asset Manager Fund --
                           $54,376)
 (Notes 1 and 2).........................     $55,351    $103,871    $49,149
Due From (To) General Account............      (2,862)      6,805     (2,372)
                                              -------    --------    -------
Net Assets...............................     $52,489    $110,676    $46,777
                                              =======    ========    =======
Unit Value at December 31, 1996 (Note 5).     $ 21.93    $  16.59    $ 17.72
                                              =======    ========    =======
Number of Units Outstanding at December
 31, 1996 (Note 5).......................       2,393       6,672      2,639
                                              =======    ========    =======


   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                INVESTMENT COMPANY
                                    -------------------------------------------
                                    MONEY MARKET ALL AMERICA EQUITY INDEX BOND
                                        FUND        FUND         FUND     FUND
                                    ------------ ----------- ------------ -----
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends........................      $ 45       $11,710     $ 1,618    $ 874
                                        ----       -------     -------    -----
 Total income.....................        45        11,710       1,618      874
                                        ----       -------     -------    -----
Expenses (Note 3):
 Fees.............................         3         1,632         189       59
 Administrative Expenses..........       --            --          --       --
                                        ----       -------     -------    -----
Total Expenses....................         3         1,632         189       59
                                        ----       -------     -------    -----
Net Investment Income (Loss)......        42        10,078       1,429      815
                                        ----       -------     -------    -----
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on
  investments.....................         8         3,857       4,782      160
 Net unrealized appreciation
  (depreciation) of investments...       (40)        9,747      (4,621)    (688)
                                        ----       -------     -------    -----
Net Realized and Unrealized Gain
 (Loss) on Investments............       (32)       13,604         161     (528)
                                        ----       -------     -------    -----
Net Increase (Decrease) in Net
 Assets Resulting From Operations.      $ 10       $23,682     $ 1,590    $ 287
                                        ====       =======     =======    =====

                                               INVESTMENT COMPANY
                                -------------------------------------------------
                                SHORT-TERM MID-TERM  COMPOSITE  AGGRESSIVE EQUITY
                                BOND FUND  BOND FUND   FUND           FUND
                                ---------- --------- ---------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends....................     $ 44      $ 148   $ 19,214        $10,896
                                   ----      -----   --------        -------
 Total income.................       44        148     19,214         10,896
                                   ----      -----   --------        -------
Expenses (Note 3):
 Fees.........................        8          2        836            538
 Administrative Expenses......      --         --         --             --
                                   ----      -----   --------        -------
Total Expenses................        8          2        836            538
                                   ----      -----   --------        -------
Net Investment Income (Loss)..       36        146     18,378         10,358
                                   ----      -----   --------        -------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments.................        6         11      1,028          4,488
 Net unrealized appreciation
  (depreciation) of
  investments.................      (20)      (133)   (10,231)        (7,427)
                                   ----      -----   --------        -------
Net Realized and Unrealized
 Gain (Loss) on Investments...      (14)      (122)    (9,203)        (2,939)
                                   ----      -----   --------        -------
Net Increase (Decrease) in Net
 Assets Resulting From
 Operations...................     $ 22      $  24   $  9,175        $ 7,419
                                   ====      =====   ========        =======

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                        SCUDDER               TCI      CALVERT
                               ---------------------------- -------  -----------
                                     CAPITAL                         RESPONSIBLY
                               BOND  GROWTH   INTERNATIONAL GROWTH    INVESTED
                               FUND   FUND        FUND       FUND       FUND
                               ----  -------  ------------- -------  -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...................  $ 68  $ 3,875     $   196    $ 5,841    $  541
                               ----  -------     -------    -------    ------
 Total income................    68    3,875         196      5,841       541
                               ----  -------     -------    -------    ------
Expenses (Note 3):
 Fees........................   (13)    (867)       (480)      (646)       23
 Administrative Expenses.....   --       --          --         --        --
                               ----  -------     -------    -------    ------
Total Expenses...............   (13)    (867)       (480)      (646)       23
                               ----  -------     -------    -------    ------
Net Investment Income (Loss).    55    3,008        (284)     5,195       518
                               ----  -------     -------    -------    ------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain(loss) on
  investments................   521   26,960      20,574       (819)    2,111
 Net unrealized appreciation
  (depreciation) of
  investments................  (506) (18,445)    (17,740)    (7,075)   (2,455)
                               ----  -------     -------    -------    ------
Net Realized and Unrealized
 Gain (Loss) on Investments..    15    8,515       2,834     (7,894)     (344)
                               ----  -------     -------    -------    ------
Net Increase (Decrease) in
 Net Assets Resulting From
 Operations..................  $ 70  $11,523     $ 2,550    ($2,699)   $  174
                               ====  =======     =======    =======    ======

                                                         FIDELITY
                                            ------------------------------------
                                               VIP II     VIP II      VIP II
                                            EQUITY-INCOME CONTRA   ASSET MANAGER
                                                FUND       FUND        FUND
                                            ------------- -------  -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends................................     $   422    $    97     $1,224
                                               -------    -------     ------
 Total income.............................         422         97      1,224
                                               -------    -------     ------
Expenses (Note 3):
 Fees.....................................         381        850        328
 Administrative Expenses..................         --         --         --
                                               -------    -------     ------
Total Expenses............................         381        850        328
                                               -------    -------     ------
Net Investment Income (Loss)..............          41       (753)       896
                                               -------    -------     ------
Net Realized and Unrealized Gain (Loss) on
 Investments (Note 1):
 Net realized gain (loss) on investments..      21,966     37,528      7,735
 Net unrealized appreciation
  (depreciation) of investments...........     (19,580)   (24,248)    (5,635)
                                               -------    -------     ------
Net Realized and Unrealized Gain (Loss) on
 Investments..............................       2,386     13,280      2,100
                                               -------    -------     ------
Net Increase (Decrease) in Net Assets
 Resulting From Operations................     $ 2,427    $12,527     $2,996
                                               =======    =======     ======

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS* ENDED DECEMBER 31,

                                           INVESTMENT COMPANY
                            ---------------------------------------------------
                             MONEY MARKET      ALL AMERICA      EQUITY INDEX
                                 FUND              FUND             FUND
                            ---------------- ----------------- ----------------
                             1996    1995(A)   1996     1995    1996    1995(B)
                            -------  ------- --------  ------- -------  -------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income
  (loss)................... $    42   $  3   $ 10,078  $ 1,432 $ 1,429  $  163
 Net realized gain (loss)
  on investments...........       8    --       3,857      --    4,782     --
 Net unrealized
  appreciation
  (depreciation) of
  investments..............     (40)    (3)     9,747      785  (4,621)    110
                            -------   ----   --------  ------- -------  ------
Net Increase (Decrease) in
 net assets resulting from
 operations................      10    --      23,682    2,217   1,590     273
                            -------   ----   --------  ------- -------  ------
From Unit Transactions:
 Contributions.............   1,812     83    141,486   21,955  25,410   2,995
 Withdrawals...............     --     --      (1,292)     --      (79)    --
 Net Transfers.............  (1,039)   (38)     7,080   19,823  12,758   3,050
                            -------   ----   --------  ------- -------  ------
Net Increase (Decrease)
 from unit transactions....     773     45    147,274   41,778  38,089   6,045
                            -------   ----   --------  ------- -------  ------
Net Increase (Decrease) in
 Net Assets................     783     45    170,956   43,995  39,679   6,318
Net Assets:
Beginning of Year/Period...      45    --      44,355      360   6,318     --
                            -------   ----   --------  ------- -------  ------
End of Year/Period......... $   828   $ 45   $215,311  $44,355 $45,997  $6,318
                            =======   ====   ========  ======= =======  ======

                                            INVESTMENT COMPANY
                              --------------------------------------------------
                                                  SHORT-TERM       MID-TERM
                                 BOND FUND        BOND FUND        BOND FUND
                              ----------------  --------------- ----------------
                               1996    1995(C)   1996   1995(A)  1996    1995(A)
                              -------  -------  ------  ------- -------  -------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income
  (loss)....................  $   815  $    58  $   36   $ 18   $   146   $  2
 Net realized gain (loss) on
  investments...............      160      --        6    --         11    --
 Net unrealized appreciation
  (depreciation) of
  investments...............     (688)      43     (20)   (17)     (133)    (2)
                              -------  -------  ------   ----   -------   ----
Net Increase (Decrease) in
 net assets resulting from
 operations.................      287      101      22      1        24    --
                              -------  -------  ------   ----   -------   ----
From Unit Transactions:
 Contributions..............   16,685    2,360     836    393     1,878     80
 Withdrawals................      (36)     --      --     --        --     --
 Net Transfers..............   (9,398)  (1,098)   (156)   (62)   (1,388)   (48)
                              -------  -------  ------   ----   -------   ----
Net Increase (Decrease) from
 unit transactions..........    7,251    1,262     680    331       490     32
                              -------  -------  ------   ----   -------   ----
Net Increase (decrease) in
 Net Assets.................    7,538    1,363     702    332       514     32
Net Assets:
Beginning of Year/Period....    1,363      --      332    --         32    --
                              -------  -------  ------   ----   -------   ----
End of Year/Period..........  $ 8,901  $ 1,363  $1,034   $332   $   546   $ 32
                              =======  =======  ======   ====   =======   ====

-------
 * Except for the periods noted.
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.
(c) For the period March 3, 1995 (Commencement of Operations) to December 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS* ENDED DECEMBER 31,

                                                   INVESTMENT COMPANY
                                           -------------------------------------
                                              COMPOSITE       AGGRESSIVE EQUITY
                                                 FUND               FUND
                                           -----------------  ------------------
                                             1996    1995(B)    1996      1995
                                           --------  -------  --------  --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)............  $ 18,378  $  493   $ 10,358  $  1,236
 Net realized gain (loss) on investments.     1,028     --       4,488       --
 Net unrealized appreciation (deprecia-
  tion) of investments...................   (10,231)   (198)    (7,427)     (239)
                                           --------  ------   --------  --------
Net Increase (Decrease) in net assets re-
 sulting from operations.................     9,175     295      7,419       997
                                           --------  ------   --------  --------
From Unit Transactions:
 Contributions...........................   102,419   8,009     51,635    13,503
 Withdrawals.............................      (815)    --        (402)      --
 Net Transfers...........................   (18,407)    807      8,080     3,065
                                           --------  ------   --------  --------
Net Increase (Decrease) from unit trans-
 actions.................................    83,197   8,816     59,313    16,568
                                           --------  ------   --------  --------
Net Increase (decrease) in Net Assets....    92,372   9,111     66,732    17,565
Net Assets:
Beginning of Year/Period.................     9,111     --      17,748       183
                                           --------  ------   --------  --------
End of Year/Period.......................  $101,483  $9,111   $ 84,480  $ 17,748
                                           ========  ======   ========  ========

                                                SCUDDER
                            ----------------------------------------------------
                                               CAPITAL GROWTH    INTERNATIONAL
                               BOND FUND            FUND             FUNDS
                            ----------------- -----------------  ---------------
                              1996    1995(A)   1996     1995     1996     1995
                            --------------------------  -------  -------  ------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income..... $     55   $ --   $  3,008  $   303    ($284)   ($21)
 Net realized gain (loss)
  on investments...........      521     --     26,960      113   20,574     --
 Net unrealized
  appreciation
  (depreciation)...........     (506)      2   (18,445)   2,863  (17,740)     85
                            --------   -----  --------  -------  -------  ------
Net Increase (Decrease) in
 net assets resulting from
 operations................       70       2    11,523    3,279    2,550      64
                            --------   -----  --------  -------  -------  ------
From Unit Transactions:
 Contributions.............    3,469     544    81,156   31,456   55,906   7,450
 Withdrawals...............      (55)    --       (691)     --       (65)    --
 Net Transfers.............   (2,503)   (148)  (17,444)  (8,050)   2,880     776
                            --------   -----  --------  -------  -------  ------
Net Increase (Decrease)
 from unit transactions....      911     396    63,021   23,406   58,721   8,226
                            --------   -----  --------  -------  -------  ------
Net Increase (Decrease) in
 Net Assets................      981     398    74,544   26,685   61,271   8,290
Net Assets:
Beginning of Year/Period...      398     --     37,492   10,807    8,471     181
                            --------   -----  --------  -------  -------  ------
End of Year/Period......... $  1,379   $ 398  $112,036  $37,492  $69,742  $8,471
                            ========   =====  ========  =======  =======  ======

-------
 * Except for the periods noted.
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                                       XI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   TCI             CALVERT
                                             ----------------  ----------------
                                                                 RESPONSIBLY
                                                 GROWTH           INVESTED
                                                  FUND              FUND
                                             ----------------  ----------------
                                              1996    1995(B)   1996    1995(A)
                                             -------  -------  -------  -------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income...................... $ 5,195     ($23) $   518   $ 23
 Net realized gain (loss) on investments....    (819)     --     2,111    --
 Net unrealized appreciation (depreciation).  (7,075)     (83) (2,455)    (22)
                                             -------  -------  -------   ----
Net Increase (Decrease) in net assets re-
 sulting from operations....................  (2,699)    (106)     174      1
                                             -------  -------  -------   ----
From Unit Transactions:
 Contributions..............................  22,862   50,597    7,215    528
 Withdrawals................................  (3,014)     --       (11)   --
 Net Transfers..............................  (2,578)   3,207   (2,331)  (297)
                                             -------  -------  -------   ----
Net Increase (Decrease) from unit transac-
 tions......................................  17,270   53,804    4,873    231
                                             -------  -------  -------   ----
Net Increase (Decrease) in Net Assets.......  14,571   53,698    5,047    232
Net Assets:
Beginning of Year/Period....................  53,698      --       232    --
                                             -------  -------  -------   ----
End of Year/Period.......................... $68,269  $53,698  $ 5,279   $232
                                             =======  =======  =======   ====

                                             FIDELITY
                         ----------------------------------------------------
                               VIP              VIP II           VIP II
                          EQUITY-INCOME         CONTRA        ASSET MANAGER
                               FUND              FUND             FUND
                         ----------------- ----------------- ----------------
                           1996    1995(A)   1996    1995(B)  1996    1995(A)
                         --------  ------- --------  ------- -------  -------
Increase (Decrease) in Net As-
 sets:
From Operations:
 Net investment income.  $     41  $    2     ($753) $    15 $   896     ($30)
 Net realized gain
  (loss) on
  investments..........    21,966     --     37,528      --    7,735      --
 Net unrealized
  appreciation
  (depreciation) of
  investments..........   (19,580)    160   (24,248)      57  (5,635)     408
                         --------  ------  --------  ------- -------  -------
Net Increase (Decrease)
 in net assets
 resulting from
 operations............     2,427     162    12,527       72   2,996      378
                         --------  ------  --------  ------- -------  -------
From Unit Transactions:
 Contributions.........    55,772   6,544    53,192   10,045  34,846   20,045
 Withdrawals...........    (1,482)    --       (490)     --      (56)     --
 Net Transfers.........   (12,956)  2,022    34,973      357  (9,449)  (1,983)
                         --------  ------  --------  ------- -------  -------
Net Increase (Decrease)
 from unit
 transactions..........    41,334   8,566    87,675   10,402  25,341   18,062
                         --------  ------  --------  ------- -------  -------
Net Increase (Decrease)
 in Net Assets.........    43,761   8,728   100,202   10,474  28,337   18,440
Net Assets:
Beginning of
 Year/Period...........     8,728     --     10,474      --   18,440      --
                         --------  ------  --------  ------- -------  -------
End of Year/Period.....  $ 52,489  $8,728  $110,676  $10,474 $46,777  $18,440
                         ========  ======  ========  ======= =======  =======

-------
 * Except for the periods noted.
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period June 19, 1995 (Commencement of Operations) to December 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 3 of The American Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life funds became available as investment options: Money Market Fund, All America Fund, Bond Fund, Composite Fund, Equity Index Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, TCI Growth Fund, and the Calvert Responsibly Invested Balanced Fund. The American Life funds invest in a corresponding Fund of Mutual of America Investment Corporation ("Investment Company"), Portfolio of Scudder Variable Life Investment Fund ("Scudder"), Fund of TCI Portfolios Inc. ("TCI") and a corresponding Fund of Calvert Responsibly Invested Balanced Portfolio (formerly "Calvert Socially Responsible Series") of Acacia Capital Corporation ("Calvert").

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment options. The Fidelity Equity-Income Fund invests in the corresponding Portfolio of the Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in corresponding Portfolios of the Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 3 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, TCI, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds and Portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 1996 are as follows:

                                                           NUMBER OF NET ASSET
                                                            SHARES     VALUE
                                                           --------- ---------
     Investment Company Funds:
      Money Market Fund...................................     932     $1.19
      All America Fund....................................  95,872      2.44
      Equity Index Fund...................................  30,344      1.59
      Bond Fund...........................................   9,589      1.38
      Short-Term Bond Fund................................   1,109      1.03
      Mid-Term Bond Fund..................................   1,162      0.90
      Composite Fund......................................  88,194      1.77
      Aggressive Equity Fund..............................  54,721      1.47
     Scudder Portfolios:
      Bond Fund...........................................     372      6.73
      Capital Growth Fund.................................   7,374     16.50
      International Fund..................................   4,195     13.25

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
     TCI Growth Fund........................................   6,720     10.24
     Calvert Responsibly Invested Fund......................   4,065      1.77
     Fidelity Portfolios:
      Equity-Income Fund....................................   2,632     21.03
      Contrafund............................................   6,272     16.56
      Asset Manager Fund....................................   2,903     16.93

3. EXPENSES

  Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for the TCI Growth Fund for which the rate charged is
 .20%) from the value of the net assets of each fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance charges, to compensate the Company for life insurance coverage provided under the policies, are deducted monthly and reflected as net transfers in the accompanying financial statements.

  Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a risk charge daily at an annual rate of .70% from the value of the net assets of each fund. An expense risk charge, deducted daily at an annual rate of .15% from the value of the net assets of each fund, compensates the Company for the risk that administrative expenses incurred are greater than estimated.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective Funds or Portfolios at net asset value. On December 30, 1996 a dividend distribution was declared by the Investment Company to shareholders of record December 30, 1996. The dividend was paid on December 31, 1996. In addition, the Investment Company declared and paid a dividend distribution on September 15, 1996. The combined amount of these dividends was as follows:

     Money Market Fund.................................................. $    45
     All America Fund...................................................  11,710
     Equity Index Fund..................................................   1,618
     Bond Fund..........................................................     874
     Short-Term Bond Fund...............................................      44
     Mid-Term Bond Fund.................................................     148
     Composite Fund.....................................................  19,214
     Aggressive Equity Fund.............................................  10,896

  On January 29, 1996, April 26, 1996, July 29, 1996, and October 29, 1996,
dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $68.

  On January 29, 1996, February 27, 1996, April 26, 1996, July 29, 1996, and
October 29, 1996 dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $3,875.

  On February 27, 1996 and April 26, 1996, dividends were paid by the Scudder International Portfolio. The combined amount of the dividends was $196.

  On March 30, 1996, a dividend was paid by the TCI Growth Fund. The amount of the dividend was $5,841.

  On December 31, 1996, a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $541.

  On February 2, 1996, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $422.

                                      XIV

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  On February 2, 1996, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $97.

  On February 2, 1996, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $1,224.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding for the year ended December 31, 1996 and each of the previous years ended December 31:

                                                INVESTMENT COMPANY
                          ---------------------------------------------------------------
                          MONEY MARKET      ALL AMERICA       EQUITY INDEX
                              FUND              FUND              FUND        BOND FUND
                          ------------- -------------------- -------------- -------------
                          1996  1995(A)  1996  1995  1994(B)  1996  1995(C) 1996  1995(D)
                          ----- ------- ------ ----- ------- ------ ------- ----- -------
Unit value, beginning of
 year/period............  $1.80  $1.77   $4.52 $3.36  $3.32   $1.42  $1.25  $2.69  $2.36
                          =====  =====  ====== =====  =====  ======  =====  =====  =====
Unit value, end of
 year/period............  $1.87  $1.80   $5.39 $4.52  $3.36   $1.72  $1.42  $2.75  $2.69
                          =====  =====  ====== =====  =====  ======  =====  =====  =====
Units outstanding, end
 of year/period.........    442     25  39,912 9,813    107  26,794  4,449  3,239    507
                          =====  =====  ====== =====  =====  ======  =====  =====  =====

                                                  INVESTMENT COMPANY
                          ------------------------------------------------------------------
                            SHORT-TERM      MID-TERM                        AGGRESSIVE
                            BOND FUND      BOND FUND    COMPOSITE FUND      EQUITY FUND
                          -------------- -------------- -------------- ---------------------
                           1996  1995(A)  1996  1995(A)  1996  1995(C)  1996   1995  1994(B)
                          ------ ------- ------ ------- ------ ------- ------ ------ -------
Unit value, beginning of
 year/period............  $ 1.10  $1.08  $ 1.16  $1.11   $3.39  $3.14   $1.43  $1.05  $1.03
                          ======  =====  ======  =====  ======  =====  ====== ======  =====
Unit value, end of
 year/period............   $1.14  $1.10   $1.19  $1.16   $3.75  $3.39   $1.80  $1.43  $1.05
                          ======  =====  ======  =====  ======  =====  ====== ======  =====
Units outstanding, end
 of year/period.........     908    302     460     28  27,055  2,688  46,985 12,411    174
                          ======  =====  ======  =====  ======  =====  ====== ======  =====

                                                   SCUDDER                                TCI
                          ---------------------------------------------------------- --------------
                               BOND         CAPITAL GROWTH         INTERNATIONAL           GROWTH
                               FUND              FUND                  FUND                 FUND
                          -------------- --------------------- --------------------- ------------------
                           1996  1995(A)  1996   1995  1994(B)  1996   1995  1994(B)  1996  1995(E)
                          ------ ------- ------ ------ ------- ------ ------ ------- ------ -------
Unit value, beginning of
 year/period............  $11.30 $10.68  $18.64 $14.67 $14.50  $11.85 $10.80 $10.66  $12.18 $11.14
                          ====== ======  ====== ====== ======  ====== ====== ======  ====== ======
Unit value, end of
 year/period............  $11.48 $11.30  $22.11 $18.64 $14.67  $13.43 $11.85 $10.80  $11.53 $12.18
                          ====== ======  ====== ====== ======  ====== ====== ======  ====== ======
Units outstanding, end
 of year/period.........     120     35   5,067  2,011    737   5,193    715     17   5,921  4,409
                          ====== ======  ====== ====== ======  ====== ====== ======  ====== ======

                             CALVERT                      FIDELITY
                          ------------- --------------------------------------------
                                             VIP                          VIP II
                           RESPONSIBLY  EQUITY-INCOME      VIP II     ASSET MANAGER
                          INVESTED FUND      FUND       CONTRA FUND        FUND
                          ------------- -------------- -------------- --------------
                          1996  1995(A)  1996  1995(A)  1996  1995(E)  1996  1995(A)
                          ----- ------- ------ ------- ------ ------- ------ -------
Unit value, beginning of
 year/period............  $2.01 $ 1.89  $19.43 $17.68  $13.85 $12.41  $15.66 $14.87
                          ===== ======  ====== ======  ====== ======  ====== ======
Unit value, end of
 year/period............  $2.23 $ 2.01  $21.93 $19.43  $16.59 $13.85  $17.72 $15.66
                          ===== ======  ====== ======  ====== ======  ====== ======
Units outstanding, end
 of year/period.........  2,364    115   2,393    449   6,672    756   2,639  1,178
                          ===== ======  ====== ======  ====== ======  ====== ======

-------
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period December 21, 1994 (Commencement of Operations) to December 31, 1994.
(c) For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.
(d) For the period March 3, 1995 (Commencement of Operations) to December 31, 1995.
(e) For the period June 19, 1995 (Commencement of Operations) to December 31, 1995.

                                      XV

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The American Life Insurance Company of New York:

  We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 3 as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

New York, New York
February 21, 1997

                                      XVI

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and distributes the variable products of The American Life Insurance Company of New
                                      York